SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Segment and geography information -2 (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Total assets	¥ 65,155	$ 9,985	¥ 52,983
Total liabilities	53,723	$ 8,233	¥ 45,483
legacy Huazhu
Segment Reporting Information [Line Items]
Total assets	46,243
legacy DH
Segment Reporting Information [Line Items]
Total assets	¥ 18,912